Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Domini Social Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI SOCIAL BOND FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with a high level of current income and total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 348% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	348.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in investment-grade securities and maintains an effective duration within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Bond Index as calculated by the submanager. Under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar denominated bonds issued by non-U.S. entities. The amount the Fund invests in such securities may change significantly from time to time based on current market conditions and investment eligibility determinations. A significant portion of the Fund’s assets may be invested in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. A signifcant portion of the Fund’s assets may also be invested in “to be announced” securities, including when-issued, delayed delivery and forward commitment securities. Some investments may be unrated or lower-rated (sometimes referred to as “junk bonds”), or illiquid securities. Domini evaluates the Fund’s potential corporate debt instruments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For noncorporate issuers, Domini seeks to identify investments with a positive impact on communities. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investment, please see page 43 in the Fund’s prospectus under the heading “Socially Responsible Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses proprietary fundamental research to select investments from among those which Domini has notified the subadviser are eligible for investment.
Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk. Fixed-income securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher-quality securities.

  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.

  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.

  Government-Sponsored Entities Risk. The Fund’s investments in securities issued by government-sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are not guaranteed or insured by the U.S. government and may decline in value.

  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, and sectors, may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, or sectors.

  Interest Rate Risk. The value of your investment will fluctuate with interest rates. If interest rates rise, the price of a fixed-income security declines and could reduce the value of the Fund’s share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Recent U.S. interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

  Liquidity Risk. Some securities held by the Fund may be difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Due to limitations on investments in illiquid securities the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a loss.

  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any individual security or derivative position.

  Mortgage-related and asset-backed securities risk. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

  Prepayment and Extension Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund also may lose any premium it paid on the security. If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

  Sector Concentration Risk. The Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to the risks particular to that sector than a fund without the same focus.

  Socially Responsible Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, and sectors and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

  Style Risk. The value of your investment may decrease if the subadviser’s investment strategy does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect.

  To Be Announced (TBA) Securities Risk. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund could lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s last valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, as applicable, compare with those of a broad measure of market performance including the Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities, and the Barclays Capital Intermediate Aggregate Index (BCIA), an unmanaged index of intermediate investment-grade fixed-income securities. Seix Investment Advisors LLC (and its predecessors) served as the Fund’s subadviser from March 1, 2005 through January 6, 2015. Wellington Management commenced submanagement services for the Fund on January 7, 2015. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Institutional shares are those of the Investor shares. Institutional shares commenced operations on November 30, 2011. These returns have not been adjusted to take into account the lower expenses applicable to Institutional shares. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.

Effective January 7, 2015, the performance benchmark against which the Fund measures its performance changed from the BCIA to the Barclays U.S. Aggregate Bond Index. Fund management believes that this change in the performance benchmark more accurately reflects the investment strategy of the Fund.

		The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, as applicable, compare with those of a broad measure of market performance including the Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities, and the Barclays Capital Intermediate Aggregate Index (BCIA), an unmanaged index of intermediate investment-grade fixed-income securities.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities, and the Barclays Capital Intermediate Aggregate Index (BCIA), an unmanaged index of intermediate investment-grade fixed-income securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: 4.49% (quarter ended 12/31/08) and –2.58% (quarter ended 06/30/04). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/15, were 0.05%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 7, 2015, the performance benchmark against which the Fund measures its performance changed from the BCIA to the Barclays U.S. Aggregate Bond Index. Fund management believes that this change in the performance benchmark more accurately reflects the investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini Social Bond Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component2OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.34%
Total other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	653
10 Years	rr_ExpenseExampleYear10	1,474
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	653
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,474
2005	rr_AnnualReturn2005	1.56%
2006	rr_AnnualReturn2006	3.38%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	5.69%
2009	rr_AnnualReturn2009	5.77%
2010	rr_AnnualReturn2010	4.74%
2011	rr_AnnualReturn2011	5.85%
2012	rr_AnnualReturn2012	2.50%
2013	rr_AnnualReturn2013	(1.97%)
2014	rr_AnnualReturn2014	3.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.58%)
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Domini Social Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component2OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	1,268
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	299
5 Years	rr_ExpenseExampleNoRedemptionYear05	549
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,268
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Domini Social Bond Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Domini Social Bond Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Domini Social Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expense, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Domini Social Bond Fund | Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	4.34%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2016, absent an earlier modification by the Fund's Board.